Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development	$ 2,936	$ 4,112	$ 6,788	$ 8,916
General and administrative	2,741	2,147	5,283	3,742
Total operating expenses	5,677	6,259	12,071	12,658
Operating loss	(5,677)	(6,259)	(12,071)	(12,658)
Finance income	47	1,539	332	2,058
Finance expenses	(278)	(225)	(604)	(383)
Net loss before tax	(5,908)	(4,945)	(12,343)	(10,983)
Income tax benefit	225	177	419	424
Net loss for the period	(5,683)	(4,768)	(11,924)	(10,559)
Net loss attributable to shareholders of Evaxion Biotech A/S	(5,683)	(4,768)	(11,924)	(10,559)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(9)	(11)	(53)	7
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	8	(1,592)	86	(2,212)
Other comprehensive income/(loss) for the period, net of tax	(1)	(1,603)	33	(2,205)
Total comprehensive loss	(5,684)	(6,371)	(11,891)	(12,764)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (5,684)	$ (6,371)	$ (11,891)	$ (12,764)
Loss per share - basic (in USD per share)	$ (0.21)	$ (0.20)	$ (0.46)	$ (0.45)
Loss per share - diluted (in USD per share)	$ (0.21)	$ (0.20)	$ (0.46)	$ (0.45)